SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable (a)	[1]	$ 51,961	$ 27,769
Accrued payroll and welfare payable		42,005	85,362
VAT and other taxes payable		3,379	7,416
Others (b)	[2]	52,189	58,530
Total Other Payables and Accruals		$ 149,534	$ 179,077

[1]	Accounts payable primarily include supplier’s service charge to HHMT and decoration fee payable by ZDSE.
[2]	Others primarily include office rental and property management fee payable by ZDH’s subsidiaries.